Share Based Payments (Details) - Schedule of options were granted - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number		26,407,764	6,799,185	9,182,000
Unapproved One [Member]
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number		469,000
Grant date		01/01/2021
Expiry date		01/01/2031
Unapproved Two [Member]
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number		2,023,516
Grant date		01/04/2021
Expiry date		01/04/2031
Incentive Equity Plan [Member]
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number	[1]	23,915,248
Grant date	[1]	01/10/2021
Expiry date	[1]	01/10/2031
Unapproved Three [Member]
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number			1,566,584
Grant date			01/01/2020
Expiry date			01/01/2030
Unapproved Four [Member]
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number			1,422,500
Grant date			01/04/2020
Expiry date			01/04/2030
Unapproved five [Member]
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number			2,215,381
Grant date			01/07/2020
Expiry date			01/07/2030
Unapproved six [Member]
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number			1,594,720
Grant date			01/10/2020
Expiry date			01/10/2030
Unapproved seven [Member]
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number				2,079,500
Grant date				01/06/2019
Expiry date				31/05/2029
EMI [Member]
Share Based Payments (Details) - Schedule of options were granted [Line Items]
Number				7,102,500
Grant date				01/10/2019
Expiry date				30/09/2029

[1]	The number of share options granted after the Transaction is based on the number of shares in Cazoo Group Ltd, therefore it is not on a like-for-like basis to the number of options granted in Cazoo Holdings prior to the Transaction.